6. EQUIPMENT (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
PropertyPlant and Equipment
Cost	$ 1,424,996	$ 1,468,182
Accumulated Depreciation	978,519	928,615
Net Book Value	446,477	539,567
OfficeEquipmentMember
PropertyPlant and Equipment
Cost	118,915	122,931
Accumulated Depreciation	93,356	90,900
Net Book Value	25,559	32,031
ComputerEquipmentMember
PropertyPlant and Equipment
Cost	510,245	523,893
Accumulated Depreciation	380,015	353,944
Net Book Value	130,230	169,949
FieldEquipmentMember
PropertyPlant and Equipment
Cost	524,078	540,422
Accumulated Depreciation	294,249	274,694
Net Book Value	229,829	265,728
BuildingMember
PropertyPlant and Equipment
Cost	271,758	280,936
Accumulated Depreciation	210,899	209,077
Net Book Value	$ 60,859	$ 71,859